Notes payable - current (Details) - USD ($)	Sep. 30, 2024	Jul. 01, 2024	Dec. 31, 2023	Dec. 01, 2023	Jun. 01, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Carrying amount, Current	$ 3,704,607		$ 469,968			$ 550,075
Notes payable - noncurrent	2,175,191		2,053,013
Secured Promissory Note
Short-Term Debt [Line Items]
Principal Current	465,000		465,000
Accrued interest Current	139		4,968
Carrying amount, Current	465,139	$ 465,000	469,968	$ 465,000	$ 475,000	$ 480,075
Bridge Financing Debentures | Nonrelated party
Short-Term Debt [Line Items]
Principal Current	3,917,029
Accrued interest Current	89,124
Carrying amount, Current	4,006,153
Bridge Financing Debentures | Related party
Short-Term Debt [Line Items]
Principal Current	(747,500)
Accrued interest Current	19,185
Carrying amount, Current	766,685
Air Life Promissory Note
Short-Term Debt [Line Items]
Principle noncurrent	2,000,000		2,000,000
Accrued interest noncurrent	$ 175,191		$ 53,013